Capitalized Software Development Costs, net (Details 1) - USD ($)	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Property, Plant and Equipment [Line Items]
Capitalized Computer Software, Net	$ 989,263	$ 639,416	$ 343,575	$ 383,227
Capitalized Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
2016	463,533	314,326
2017	323,034	260,816
2018	202,696	64,274
Capitalized Computer Software, Net	$ 989,263	$ 639,416